Loans and Financing - Additional Information (Detail) - USD ($) $ in Millions									1 Months Ended		12 Months Ended
	Nov. 30, 2020	Sep. 30, 2020	Sep. 23, 2020	Aug. 21, 2020	Jun. 20, 2020	Jun. 15, 2020	Mar. 10, 2020	Jun. 15, 2012	Feb. 28, 2017	Jun. 30, 2015	Dec. 31, 2020	Jun. 26, 2020	Dec. 31, 2019
Disclosure of detailed information about loans and financing [line items]
Borrowing interest rate				1.40%
Assets pledged and bank guarantees as collateral for loans											$ 502.8		$ 164.0
Borrowings, maturity date				one year	four years	four years
Proportion of ownership interest in subsidiary	52.80%
Loan and Fianncing Repurchase Maximum Amount		$ 82.3
Loan And Financing Remaining Amount		458.2
Total borrowing costs incurred					$ 615.0	$ 615.0
Borrowings				$ 97.2
U.S. dollar [member]
Disclosure of detailed information about loans and financing [line items]
Proportion of loans denominated in foreign currency subject to fixed interest rate											97.60%
Weighted average interest rate											5.03%		5.27%
Brazilian Real [member]
Disclosure of detailed information about loans and financing [line items]
Proportion of loans denominated in foreign currency subject to fixed interest rate											1.90%
Weighted average interest rate											2.51%		1.52%
Euro [member]
Disclosure of detailed information about loans and financing [line items]
Proportion of loans denominated in foreign currency subject to fixed interest rate											0.50%		0.00%
Embraer S.A [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued								$ 500.0
Borrowing interest rate								5.15%
Borrowings, maturity date			2022								June 15, 2022
Loan and Fianncing Repurchase Maximum Amount		167.7
Loan And Financing Remaining Amount		332.3
Embraer Netherlands Finance BV [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued		$ 750.0
Borrowing interest rate		6.95%
Borrowings, maturity date		January 17, 2028
Yaborã Indústria Aeronáutica S.A. [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity date			2023
Yaborã Indústria Aeronáutica S.A. [member] | Supplemental Indentures [Member]
Disclosure of detailed information about loans and financing [line items]
Proportion of ownership interest in subsidiary							100.00%
Existing Notes [member]
Disclosure of detailed information about loans and financing [line items]
Description of exchange of existing bonds											Between August and September 2013, through its subsidiary Embraer Overseas Limited, Embraer S.A. (“the Parent Company”) made an offer to exchange existing bonds maturing in 2017 (settled in January 2017) and 2020 for “New Notes” maturing in 2023.
Aggregate principal amount of notes exchange											$ 146,399.0
6.375% p.a., due on January 15, 2020 [member]
Disclosure of detailed information about loans and financing [line items]
Aggregate principal amount of notes exchange											$ 337.2
Percentage of aggregate principal notes exchange											54.95%
5.696%, maturing on September 16, 2023 [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued											$ 540.5
Borrowing interest rate											5.696%
Borrowings, maturity date											September 16, 2023
5.05% p.a., due on June 15, 2025 [member] | Embraer Netherlands Finance BV [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued										$ 1,000.0
Borrowing interest rate										5.05%
5.40% p.a., due on February 01, 2027 [member] | Embraer Netherlands Finance BV [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued									$ 750.0
Borrowing interest rate									5.40%
Borrowings, maturity date									February 1, 2027
Private and public banks [Member]
Disclosure of detailed information about loans and financing [line items]
Borrowings												$ 315.0
Brazilian National Bank for Economic and Social Development [Member]
Disclosure of detailed information about loans and financing [line items]
Borrowings												$ 300.0